OTHER RECEIVABLES, PREPAID EXPENSES AND ACCRUED INCOME	12 Months Ended
Dec. 31, 2014
OTHER RECEIVABLES, PREPAID EXPENSES AND ACCRUED INCOME [Abstract]
OTHER RECEIVABLES, PREPAID EXPENSES AND ACCRUED INCOME
OTHER RECEIVABLES, PREPAID EXPENSES AND ACCRUED INCOME

(in thousands of $)	2014	2013
Other receivables	2,174	2,937
Deferred tax asset (see note 8)	3,085	—
Prepaid expenses	2,257	4,089
	7,516	7,026

As of December 31, 2013, included in other receivables was an amount for an indemnification receivable of $2 million. This was settled in December 2014 (see note 26).